UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  June 30, 2010

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

ACADEMY SELECT OPPORTUNITIES FUND
(ASLEX)

June 30, 2010

ACADEMY FUNDS TRUST

Dear Fellow Shareholders,

Equity market activity in the first six months of 2010 was a microcosm of the previous two years.  After an initial period of vacillation, stocks climbed steadily for almost 3 months only to relinquish those gains in a final two months of extreme volatility and capitulation.  This is the world we live in now- stretches of amnesic optimism periodically interrupted by sharp, reactive acknowledgements to the risks that remain.  The market seems determined, yet unable, to answer the big question: are things that different- is the outlook that much better- than the first quarter of 2009 when the S&P 500 index hit 666?

The truth is no one really knows.  And rather than join in the cacophony of pundits, we at Academy focus instead on what we do know.  We know that Berkshire Hathaway has a portfolio of quality businesses and a committed long-term focus.  We know that Lions Gate Entertainment, Tejon Ranch, and The St. Joe Company have distinct assets that can’t be duplicated (film library & land holdings).  We know that Hologic and Covanta have niche focuses positioning them well in growth industries.  These are examples of what we do know, namely, why we made each purposeful investment.

So while the financial press will continue to offer contradicting views on the one big picture, we at Academy will remain focused on the multitude of smaller pictures that constitute our long-term, low-turnover strategy.  Certainly, our portfolio companies do not operate in a vacuum, and we stay ever-mindful of economic conditions.  We also recognize the market’s volatility and potential for sharp corrections and, as evolved fund managers who appreciate the dimension of time and the continuum of the investment process, we maintain a cash balance and employ some downside risk management which position us to potentially take advantage of a sharp retracement.

Our strategy resulted in 4.61% of relative outperformance in the first half of the year ending June 30, 2010 as the Academy Select Opportunities Fund dropped 2.04% while the S&P 500 Index’s total return was -6.65%.  However, our investors know that our goals are much loftier and longer-term.  As always, we remain constant in the application of Academy’s approach and ever-focused on our goal of long-term value creation.  We look forward to sharing with our fellow investors any future fruits  harvested from the seeds planted today.

Sincerely,

David Jacovini
President & Portfolio Manager

Past performance does not guarantee future results.

The above discussion is the opinion of the Advisor and is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

ACADEMY FUNDS TRUST

Mutual fund investing involves risk; principal loss is possible. The Select Opportunities Fund is classified as non-diversified and may be more volatile than diversified funds that hold a greater number of securities. The Fund may invest in securities of foreign companies, which can be more volatile, less liquid and subject to the risk of currency fluctuations. Additionally, the Fund may invest in smaller companies, which may involve additional risks such as limited liquidity and greater volatility than with larger companies. It may also invest in debt securities which typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may hold short positions and derivatives, which involve risks that vary from, and can exceed, the risks presented by holding long positions only. Derivatives, such as options, futures and options on futures, can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete listing of fund holdings, please refer to the Schedule of Investments found in this report.

The S&P 500 Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus

Academy Funds are distributed by Quasar Distributors, LLC

ACADEMY FUNDS TRUST

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Academy Select Opportunities Fund from its inception (December 31, 2007) to June 30, 2010 as compared with the S&P 500® Total Return Index.

Academy Select Opportunities Fund
Growth of a Hypothetical $10,000 Investment at
June 30, 2010 vs. S&P 500® Total Return Index

	Annualized total returns
	For the periods ended June 30, 2010
	One Year	Since Inception
Academy Select Opportunities Fund	-1.40%	-12.98%
S&P 500® Total Return Index	14.43%	-11.17%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-877-386-3890.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Investments by Sector as of June 30, 2010
(as a Percentage of Total Investments) (Unaudited)

ACADEMY FUNDS TRUST

Expense Example
For the Six Month Period Ended June 30, 2010 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees, and other Fund expenses; and (2) transaction costs, such as a redemption fee if you sell your shares shortly after purchasing them.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in the table below, together with the amount that you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period Ended
	January 1, 2010	June 30, 2010	June 30, 2010*
Select Opportunities Fund	$1,000.00	$979.60	$9.82

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any redemption fees.  Therefore, the table below is useful in comparing the ongoing costs only, and will

ACADEMY FUNDS TRUST

Expense Example
June 30, 2010 (Unaudited)(Continued)

not help you determine the relative total costs of owning different funds.  In addition, if redemption fees were included, your costs could have been higher.

Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period Ended
	January 1, 2010	June 30, 2010	June 30, 2010*
Select Opportunities Fund	$1,000.00	$1,014.88	$9.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS – 73.27%
Activities Related to Real Estate – 3.65%
St. Joe Co. (a)	9,000	$208,440
Book, Periodical and Music Stores – 0.35%
Borders Group, Inc. (a)	15,000	19,950
Commercial, Industrial Machinery,
Equipment Rental and Leasing – 4.53%
Exterran Holdings, Inc. (a)	10,000	258,100
Communications Equipment Manufacturing – 3.82%
ANADIGICS, Inc. (a)	50,000	218,000
Computer Systems Design and Related Services – 2.37%
Accenture Plc	3,500	135,275
Consumer Goods Rental – 2.16%
RSC Holdings, Inc. (a)	20,000	123,400
Data Processing, Hosting and Related Services – 4.77%
Total System Services, Inc.	20,000	272,000
Deep Sea, Coastal and Great Lakes
Water Transportation – 1.75%
Seaspan Corp.	10,000	100,000
Depository Credit Intermediation – 1.79%
Hampden Bancorp, Inc.	10,744	102,068
Insurance Carriers – 10.51%
Berkshire Hathaway Inc. - Class A (a)	4	480,000
Berkshire Hathaway Inc. - Class B (a)	1,500	119,535
		599,535
Lessors of Real Estate – 4.37%
Tejon Ranch Co. (a)	10,786	248,943
Medical Equipment and Supplies Manufacturing – 0.83%
Rochester Medical Corp. (a)	5,000	47,250
Motion Picture and Video Industries – 6.12%
Lions Gate Entertainment Corp. (a)	50,000	349,000
Natural Gas Distribution – 5.28%
Spectra Energy Corp.	15,000	301,050

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – June 30, 2010 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS (Continued)
Navigational, Measuring, Electromedical
and Control Instruments Manufacturing – 3.66%
Hologic, Inc. (a)	15,000	$208,950
Oil and Gas Extraction – 3.88%
Ultra Petroleum Corp. (a)	5,000	221,250
Petroleum and Coal Products Manufacturing – 1.58%
Valero Energy Corp.	5,000	89,900
Pharmaceutical and Medicine Manufacturing – 1.12%
Xenoport, Inc. (a)	6,500	63,765
Waste Treatment and Disposal – 5.82%
Covanta Holding Corp. (a)	20,000	331,800
Wired Telecommunications Carriers – 4.91%
Verizon Communications, Inc.	10,000	280,200
TOTAL COMMON STOCKS
(Cost $4,631,088)		$4,178,876

	Principal
	Amount
CONVERTIBLE BONDS – 1.97%
Other Investment Pools and Funds – 1.97%
Prologis
1.875%, 11/15/2037	$50,000	44,875
2.625%, 05/15/2038	75,000	67,406
		112,281
TOTAL CONVERTIBLE BONDS
(Cost $51,333)		112,281

	Contracts
PURCHASED OPTIONS – 3.01%
CALL OPTIONS
Engine, Turbine and Power Transmission
Equipment Manufacturing – 0.04%
General Electric Co.
Expiration: January 2011, Exercise Price: $25.00	500	2,250

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – June 30, 2010 (Unaudited)(Continued)

	Contracts	Value
PURCHASED OPTIONS (Continued)
CALL OPTIONS (Continued)
Financial Services – 0.12%
Bank of America Corp.
Expiration: January 2011, Exercise Price: $25.00	700	$7,000
Health and Personal Care Stores – 0.10%
CVS Caremark Corp.
Expiration: January 2011, Exercise Price: $45.00	600	6,000

PUT OPTIONS
Other Investment Pools and Funds – 2.75%
SPDR S&P 500 ETF Trust
Expiration: July 2010, Exercise Price: $100.00	100	17,300
Expiration: August 2010, Exercise Price: $100.00	100	36,700
Expiration: September 2010, Exercise Price: $95.00	300	102,600
		156,600
TOTAL PURCHASED OPTIONS
(Cost $281,948)		171,850

	Shares
SHORT-TERM INVESTMENTS – 21.76%
Money Market Funds – 21.76%
Fidelity Institutional Government Portfolio, 0.040%	1,241,314	1,241,314
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,241,314)		1,241,314
Total Investments
(Cost $6,205,683) – 100.01%		5,704,321
Liabilities in Excess of Other Assets – (0.01)%		(402)
TOTAL NET ASSETS – 100.00%		$5,703,919

Percentages are stated as a percent of net assets.
(a)Non-income producing security.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Academy Select
Opportunities
Fund
Assets:
Investments, at value*	$5,704,321
Receivable for fund shares sold	355
Dividends, interest and other receivables	1,829
Receivable from Advisor	36,753
Prepaid assets	2,807
Total Assets	5,746,065

Liabilities:
Accrued 12b-1 fees	1,176
Accrued expenses and other liabilities	40,970
Total Liabilities	42,146
Net Assets	$5,703,919

Net Assets Consist of:
Capital stock	$6,620,934
Accumulated net investment loss	(45,096)
Accumulated net realized loss	(370,557)
Net unrealized depreciation on investments	(501,362)
Net Assets	$5,703,919

Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	425,130
Net asset value price per share	$13.42

* Cost of Investments	$6,205,683

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Academy Select
Opportunities
Fund
Investment Income:
Dividends	$11,057
Interest	2,279
13,336
Expenses:
Investment advisory fee	29,216
12b-1 fees	7,304
Administration fee	19,609
Professional fees	19,869
Transfer agent fees and expenses	16,164
Fund accounting fees	17,422
Registration fees	523
Trustee fees and expenses	5,973
Insurance expense	1,191
Custody fees	2,904
Printing and mailing expense	1,914
Other expenses	2,312
Total expenses before expense limitation	124,401
Less: Fees waived/Expenses Paid by Advisor	(65,969)
Net expenses	58,432
Net Investment Loss	(45,096)

Realized and Unrealized Gain/(Loss):
Net realized gain on investments	111,002
Net change in unrealized appreciation on investments	(185,963)
Net realized and unrealized loss on investments	(74,961)

Net Decrease in Net Assets Resulting from Operations	$(120,057)

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Changes in Net Assets

	Academy Select Opportunities Fund
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2010	2009
	(Unaudited)
Operations:
Net investment loss	$(45,096)	$(17,633)
Net realized gain/(loss) on investments	111,002	(439,265)
Net change in unrealized appreciation/(depreciation)
on investments	(185,963)	877,750
Net increase/(decrease) in net assets
resulting from operations	(120,057)	420,852

Fund Share Transactions:
Proceeds from shares sold	159,584	3,340,258
Cost of shares redeemed*	(55,259)	(26,957)
Net increase in net assets from
capital share transactions	104,325	3,313,301
Total increase in net assets	(15,732)	3,734,153

Net Assets:
Beginning of period	5,719,651	1,985,498
End of period**	$5,703,919	$5,719,651
*Net of redemption fees of:	$—	$82
**Including undistributed net investment loss of	$(45,096)	$—

Change in Shares Outstanding:
Shares sold	11,601	250,099
Shares redeemed	(3,875)	(2,003)
Net increase	7,726	248,096

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Financial Highlights

	Six Months Ended
	June 30,		Year Ended December 31,
	2010		2009	2008
	(Unaudited)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$13.70		$11.73	$20.00

Operations:
Net investment income	(0.11)		(0.04)	0.01
Net realized and unrealized gain/(loss)	(0.17)		2.01	(7.69)
Total from investment operations	(0.28)		1.97	(7.68)

Dividends and distributions to shareholders:
Dividends from net investment income	—		—	(0.01)
Dividends from tax return of capital	—		—	(0.02)
Distributions from net realized gains	—		—	(0.56)
Total dividends and distributions	—		—	(0.59)
Change in net asset value for the period	(0.28)		1.97	(8.27)
Redemption Fees Per Share	—		— (1)	—
Net asset value, end of period	$13.42		$13.70	$11.73

Total return	(2.04	)%(2)	16.79%	(38.24)%

Ratios/supplemental data
Net assets, end of period (000)	$5,704		$5,720	$1,985
Ratio of net expenses to average net assets:
Before expense limitation arrangement	4.26	%(3)	6.85%	10.91%
After expense limitation arrangement	2.00	%(3)	2.00%	2.00%
Ratio of net investment income
to average net assets:
Before expense limitation arrangement	(3.80	)%(3)	(5.49)%	(8.82)%
After expense limitation arrangement	(1.54	)%(3)	(0.65)%	0.09%

Portfolio turnover rate	5.34	%(2)	50.35%	38.00%

(1)Amount is less than $0.01 per share.
(2)Not Annualized
(3)Annualized

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited)

1.ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust currently consists of one mutual fund:  the Academy Select Opportunities Fund (the “Fund”), which commenced operations on December 31, 2007.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Mutual Funds are valued at that day’s NAV.  Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited)(Continued)

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Fund intends to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year end December 31, 2009, or for any other tax years which are open for exam.  As of December 31, 2009, open tax years include the tax years ended December 31, 2008 and 2009.  The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2009 the Academy Select Opportunities Fund decreased undistributed net investment loss by $17,633 and decreased paid-in-capital by $17,633.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited)(Continued)

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination.  Various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the following three broad categories:

•	Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Financial Accounting Standards Board (“FASB”) has also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The valuation techniques used by the Fund to measure fair value for the six months ended June 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.  During the six months ended June 30, 2010, no securities held by the fund were deemed as Level 3 and no securities were transferred into or out of Level 1 or 2.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited)(Continued)

In January 2010, amended guidance was issued by FASB to require separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Earlier adoption is permitted. In the period of initial adoption, the Fund will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

Select Opportunities Fund

	Level 1	Level 2	Level 3	Total
Equity
Information	$901,200	$—	$—	$901,200
Real Estate, Rental and Leasing	838,883	—	—	838,883
Finance and Insurance	701,603	—	—	701,603
Manufacturing	627,865	—	—	627,865
Administration Support and
Waste Management	331,800	—	—	331,800
Utilities	301,050	—	—	301,050
Mining	221,250	—	—	221,250
Professional, Scientific and
Technical Services	135,275	—	—	135,275
Transportation
and Warehousing	100,000	—	—	100,000
Retail Trade	19,950	—	—	19,950
Total Equity	$4,178,876	$—	$—	$4,178,876
Fixed Income
Convertible Bonds	—	112,281	—	112,281
Total Fixed Income	$—	$112,281	$—	$112,281
Purchased Options	171,850	—	—	171,850
Short-Term Investments	1,241,314	—	—	1,241,314
Total Investments in Securities	$5,592,040	$112,281	$—	$5,704,321

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited)(Continued)

Derivatives:

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Options – The Fund may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  The average monthly market value of the purchased options during the six months ended June 30, 2010 was $142,975.

Significant Ownership Concentration:

At June 30, 2010, the Fund invested 21.76% of its total net assets in the Fidelity Institutional Government Portfolio.  Although it’s not the Fund’s intent under its principal investment strategy to invest such a significant amount of its net assets in money market mutual funds, it may do so until the Fund’s advisor is able to invest in securities that present investment opportunities in line with the long-term strategy of the Fund.

The Fidelity Institutional Government Portfolio’s objective is to obtain as high a level of current income as is consistent with the preservation of principal and liquidity.  The Fidelity Institutional Government Portfolio normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited)(Continued)

Subsequent Events:

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and determined they had no material impact on the Financial Statements of the Trust.

3.DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan is designed to compensate the Fund’s distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  For the six months ended June 30, 2010, the Fund paid $7,304 pursuant to the Plan.

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Academy Asset Management LLC (the “Advisor”). The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets.

Under the terms of an Expense Limitations Agreement, the Advisor has contractually agreed, through April 30, 2011, to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding any taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) do not exceed 2.00% of average daily net assets. Pursuant to its expense limitation agreement for the Fund, the Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the six months ended June 30, 2010, the Advisor waived $29,216 in fees and assumed Fund expenses of $36,753 for the Fund.

The following table shows the amount of fees waived and/or expenses assumed by the Advisor subject to potential recovery expiring in:

Academy Select Opportunities Fund
2011	$164,949
2012	$132,125
2013	$ 65,969

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited)(Continued)

5.INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

Academy Select
Opportunities Fund
Purchases:
U.S. Government	$—
Other	907,874
Sales:
U.S. Government	$—
Other	214,804

6. FEDERAL INCOME TAX INFORMATION

At December 31, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Academy Select
Opportunities Fund
Cost of Investments	$6,550,375
Gross Unrealized Appreciation	$278,509
Gross Unrealized Depreciation	(593,908)
Net Unrealized Appreciation/
(Depreciation) on investments	$(315,399)

As of December 31, 2009, the components of accumulated/(deficit) earnings on a tax basis were as follows:

Academy Select
Opportunities Fund
Accumulated Capital and Other Losses	$(481,559)
Unrealized Appreciation/
(Depreciation) on Investments	(315,399)
Total Accumulated/(Deficit)	$(796,958)

At December 31, 2009, the Academy Select Opportunities Fund had $481,559 in capital loss carryforwards which can be used to offset future gains.  This entire amount expires on December 31, 2017.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited)(Continued)

7.DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended December 31, 2009 and 2008 were as follows:

	Academy Select
	Opportunities Fund
	2009	2008
Distributions paid from:
Ordinary Income	$—	$86,922
Tax Return of Capital	—	3,278
Total Distribution Paid	$—	$90,200

The character of distributions made during the years from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.  These differences reflect the dissimilar character of certain income items and net realized gains and losses for financial statement and tax purposes.

ACADEMY FUNDS TRUST

Discussion Regarding Approval of Investment Advisory Agreement

At a meeting held on December 1, 2009 (the “Meeting”), the Board of Trustees (the “Board”), including a majority of independent Trustees, approved the renewal of the Investment Advisory Agreement with Academy Asset Management LLC (“Academy”) for the Academy Select Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished in connection with the process of renewal of the Investment Advisory Agreement, which included materials provided by Academy concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, and the financial condition and profitability of Academy.  The Board reviewed information furnished at regular quarterly Board meetings throughout the preceding year, including reports detailing Fund performance, investment strategies and expenses, and it also reviewed information prepared specifically in connection with the renewal of the Investment Advisory Agreement. In addition, reports were provided to the Board that included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds.

In considering information relating to the approval of the Fund’s Investment Advisory Agreement, the Board received assistance and advice from counsel and was provided with a written description of their responsibilities in approving the continuation of investment advisory agreements. Although the Board gave attention to all information furnished, the following discussion identifies the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service.  In connection with its review of the nature, extent and quality of services provided by Academy, the Board considered the level of quality and experience of Academy’s portfolio management and other investment resources available to the Fund, and the long-term goals of the Fund.  The Board specifically considered Academy’s history of money management and the consistent services provided to the Fund since its inception on December 31, 2007.  The Board confirmed that the services Academy provided to the Fund were comparable to the services provided to Academy’s other clients.  The Board was satisfied with the nature, extent and quality of the overall services provided by Academy.

Investment Performance. The Board considered the relative performance of the Fund compared to its peers, as provided in the Lipper reports, and compared to the Fund’s benchmarks.  The report showed that the Fund’s total return for the one year period ended September 30, 2009 was in the third quartile among the Fund’s peers.  Academy believed that the relative underperformance of the Fund compared to its peers in the Multi Cap Core Funds classification was due to the fact that the Fund was a specialized

ACADEMY FUNDS TRUST

Discussion Regarding Approval of Investment Advisory Agreement (Continued)

product that did not necessarily fit into the category assigned it by Lipper in terms of its investment characteristics.  The Board determined that the Fund’s performance was competitive with the peer group presented in the materials and was consistent with shareholders’ expectations and the investment mandate of the Fund.  The Board concluded that the Fund continues to provide adequate performance consistent with its shareholders’ expectations.

Comparative Expenses. The Board carefully considered Academy’s advisory fee and compared it to the advisory fees charged by other funds within the Fund’s peer group.  The Board also considered the Fund’s expense ratio relative to the expense ratio of other funds within the Fund’s peer group and it also considered the Fund’s current 2.00% expense limitation and the fact that Academy had contractually agreed to extend the expense limitation agreement for another year. The Board was satisfied with the current level of fees and expenses of the Fund.

Economies of Scale. The Board then examined whether the Fund is realizing any economies of scale that should be passed on to its shareholders. The Board concluded that, given the Fund’s small size, there are no economies of scale as evidenced by the subsidy provided by Academy and that with respect to overall expenses, the Fund’s net operating expenses remain attractive.  In addition, the Board noted that Academy has not experienced any profits from managing the Fund due to Academy waiving its entire fee under the Fund’s current fee and expense limitation agreement.

Following additional discussion, the Board concluded that it was satisfied with the nature, extent and quality of services provided by Academy, and the Fund’s overall level of fees and expenses. The Board approved the continuation of the Investment Advisory Agreement with Academy.

INVESTMENT ADVISOR
Academy Asset Management LLC
123 South Broad Street, Suite 1630
Philadelphia, PA 19109

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2010 is available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)*    /s/ David Jacovini
David Jacovini, President

Date   August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ David Jacovini
David Jacovini, President & Treasurer

Date   August 30, 2010

* Print the name and title of each signing officer under his or her signature